INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 316	$ 6,618
Research credit carryforwards	1,341	2,803
Share-based compensation	3,454	1,703
Deferred revenue	2,090	1,768
Operating lease liabilities	5,650	3,088
Contingent liabilities	745	0
Capitalized research and experimental expenditures	4,992	0
Other	256	1,488
Valuation allowance for deferred tax assets	(314)	(526)
Net deferred tax assets	18,530	16,942
Deferred tax liabilities:
Identified intangibles	(32,890)	(35,114)
Operating lease assets	(4,713)	(2,973)
Fixed assets	(2,212)	0
Other	(56)	(817)
Net deferred tax liabilities	(39,871)	(38,904)
Deferred income taxes, net	$ (21,341)	$ (21,962)